Stockholders' Equity (Deficit) - Schedule of Stock Options Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options, Outstanding, Beginning balance	442,172	264,426	157,664
Options Exercisable, Beginning balance	219,085	117,218
Options, Granted		213,784	106,762
Options, Exercised
Options, Forfeited/Cancelled		(36,038)
Options, Outstanding, Ending balance		442,172	264,426
Options Exercisable, , Ending balance		219,085	117,218
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.53	$ 0.41	$ 0.42
Weighted Average Exercise Price, Exercisable	1.31	0.42
Weighted Average Exercise Price, Granted		4.79	0.40
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled		0.40
Weighted Average Exercise Price, Outstanding, Ending balance	2.77	2.53	0.41
Weighted Average Exercise Price, Exercisable, Ending balanc	$ 2.18	$ 1.31	$ 0.42
Options [Member]
Options, Outstanding, Beginning balance	442,172
Options Exercisable, Beginning balance	219,085
Options, Granted
Options, Exercised	(45,046)
Options, Forfeited/Cancelled
Options, Outstanding, Ending balance	397,126	442,172
Options Exercisable, , Ending balance	256,345	219,085
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.53
Weighted Average Exercise Price, Exercisable	1.31
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised	0.40
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Exercise Price, Outstanding, Ending balance	2.77	$ 2.53
Weighted Average Exercise Price, Exercisable, Ending balanc	$ 2.18	$ 1.31